John Hancock

Preferred Income Fund III

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Shares	Value
Preferred securities 123.0% (80.7% of Total investments)		$719,123,918
(Cost $709,233,661)

Communication services 10.4%		61,011,014

Diversified telecommunication services 2.6%
Qwest Corp., 6.125%	20,000	455,200
Qwest Corp., 6.500%	141,033	3,253,631
Qwest Corp., 6.750%	330,000	7,943,100
Qwest Corp., 6.875% (A)	150,513	3,848,617

Wireless telecommunication services 7.8%
Telephone & Data Systems, Inc., 6.875% (A)(B)	473,000	12,075,690
Telephone & Data Systems, Inc., 7.000% (A)	415,000	10,541,000
United States Cellular Corp., 6.950% (A)	673,431	16,889,649
United States Cellular Corp., 7.250% (A)	227,085	6,004,127

Consumer staples 2.0%		11,812,500

Food and staples retailing 2.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	135,000	11,812,500

Energy 0.9%		5,550,300

Oil, gas and consumable fuels 0.9%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,550,300

Financials 53.7%		313,845,011

Banks 29.1%
Bank of America Corp., 6.500% (A)	145,100	3,731,972
Bank of America Corp., 6.625%	41,120	1,057,606
BB&T Corp. (Callable 5-31-19), 5.200% (A)(B)	462,500	11,474,625
BB&T Corp., 5.625% (A)(B)	302,325	7,709,288
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.949% (D)	338,275	9,157,104
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)(B)	616,412	17,080,777
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (D)	311,375	8,189,163
JPMorgan Chase & Co., 6.000% (A)	222,000	5,931,840
JPMorgan Chase & Co., 6.100% (A)	105,000	2,754,150
JPMorgan Chase & Co., 6.125% (A)	1,030,000	26,697,600
JPMorgan Chase & Co., 6.300% (A)	125,000	3,236,250
MB Financial, Inc., 6.000%	211,595	5,374,513
Regions Financial Corp., 6.375% (A)	144,408	3,699,733
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	211,500	5,666,085
The PNC Financial Services Group, Inc., 5.375% (A)	40,000	1,005,600
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	210,000	5,588,100
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (A)(B)	888,000	23,754,000
Wells Fargo & Company, 6.000% (A)(B)	650,000	16,731,000
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)	388,450	10,826,102
Western Alliance Bancorp, 6.250%	20,000	528,000

Capital markets 9.3%
Ares Management Corp., 7.000%	2,513	65,891
Deutsche Bank Contingent Capital Trust II, 6.550%	13,800	346,104
Morgan Stanley, 6.625% (A)	170,000	4,329,900
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	170,000	4,601,900
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	130,000	3,582,800
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)(B)	692,953	19,229,446
State Street Corp., 5.250% (A)	65,000	1,621,100

2 JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
State Street Corp., 6.000% (A)(B)	795,000	$20,399,700

Consumer finance 2.5%
Capital One Financial Corp., 6.200% (A)(B)	257,181	6,694,421
Capital One Financial Corp., 6.700% (A)	52,650	1,358,897
Navient Corp., 6.000% (A)(B)	295,208	6,397,157

Insurance 12.7%
Aegon NV, 6.375% (A)	354,054	9,081,485
Aegon NV, 6.500% (A)	330,000	8,355,600
American International Group, Inc., 5.850%	221,000	5,746,000
Assurant, Inc., 6.500%	15,000	1,560,150
Brighthouse Financial, Inc., 6.600%	237,500	6,272,375
Prudential Financial, Inc., 5.750% (A)	150,000	3,792,000
Prudential PLC, 6.500% (A)(B)	85,943	2,262,020
RenaissanceRe Holdings, Ltd., Series C, 6.080%	15,000	392,848
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)	61,882	1,711,037
The Phoenix Companies, Inc., 7.450% (A)	574,500	9,272,430
Unum Group, 6.250%	155,000	4,047,050
W.R. Berkley Corp., 5.625% (A)	863,030	21,644,792

Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	886,400

Industrials 2.3%		13,235,250

Machinery 2.3%
Stanley Black & Decker, Inc., 5.750% (A)(B)	525,000	13,235,250

Real estate 10.3%		59,918,653

Equity real estate investment trusts 10.3%
American Homes 4 Rent, Series D, 6.500%	84,530	2,235,819
American Homes 4 Rent, Series E, 6.350%	35,000	924,000
American Homes 4 Rent, Series F, 5.875%	175,450	4,359,933
American Homes 4 Rent, Series G, 5.875%	155,000	3,867,250
Crown Castle International Corp., 6.875% (A)	8,500	9,792,946
Digital Realty Trust, Inc., 6.350%	921	23,882
Digital Realty Trust, Inc., 6.625%	10,900	291,248
Federal Realty Investment Trust, Series C, 5.000% (A)	110,000	2,648,800
Kimco Realty Corp., 6.000% (A)	421,815	10,667,701
Public Storage, 5.200% (A)	189,500	4,684,440
Public Storage, 5.375% (A)	21,275	528,046
Public Storage, 5.875% (A)	30,000	763,200
Senior Housing Properties Trust, 5.625% (A)	889,832	19,131,388

Utilities 43.4%		253,751,190

Electric utilities 17.7%
American Electric Power Company, Inc., 6.125%	170,000	8,836,600
Duke Energy Corp., 5.125% (A)	856,300	21,364,685
Duke Energy Corp., 5.750% (A)	240,000	6,244,800
Entergy Louisiana LLC, 5.250% (A)	153,587	3,884,215
HECO Capital Trust III, 6.500%	228,100	5,739,635
Interstate Power & Light Company, 5.100% (A)	157,514	4,015,032
NextEra Energy Capital Holdings, Inc., 5.125% (A)	190,000	4,675,900
PPL Capital Funding, Inc., 5.900% (A)	1,016,981	25,882,166
SCE Trust II, 5.100% (A)(B)	712,307	15,186,385

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III 3

			Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)			120,000	$2,928,000
The Southern Company, 6.250% (A)			190,000	4,959,000

Gas utilities 2.4%
South Jersey Industries, Inc., 7.250%			270,750	13,978,823

Multi-utilities 22.5%
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (A)			406,450	10,884,731
CenterPoint Energy, Inc., 7.000%			443,000	23,585,320
CMS Energy Corp., 5.625% (A)(B)			235,000	6,175,800
Dominion Energy, Inc., 6.750% (A)			781,166	39,237,968
DTE Energy Company, 5.250% (A)(B)			435,175	11,001,224
DTE Energy Company, 5.250% (A)			200,000	5,098,000
DTE Energy Company, 6.000% (A)			100,550	2,667,592
DTE Energy Company, 6.500%			92,650	5,170,797
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)(B)			296,303	7,644,617
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)			348,000	9,180,240
Sempra Energy, 6.000%			41,000	4,382,490
Sempra Energy, 6.750%			57,700	6,204,481

Water utilities 0.8%
Aqua America, Inc., 6.000%			88,360	4,822,689

Common stocks 4.7% (3.1% of Total investments)				$27,217,949
(Cost $31,159,275)

Communication services 0.4%				2,341,100

Diversified telecommunication services 0.4%
CenturyLink, Inc. (A)			205,000	2,341,100

Energy 4.3%				24,876,849

Oil, gas and consumable fuels 4.3%
BP PLC, ADR (A)			88,000	3,848,240
Equitrans Midstream Corp. (A)			423,013	8,811,361
Kinder Morgan, Inc.			614,859	12,217,248

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 24.3% (15.9% of Total investments)				$141,978,065
(Cost $139,705,087)

Communication services 1.4%				8,001,028

Wireless telecommunication services 1.4%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	7,616,000	8,001,028

Consumer discretionary 2.1%				12,269,835

Automobiles 2.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(F)	6.500	09-30-28	12,682,000	12,269,835

Energy 4.9%				28,650,940

Oil, gas and consumable fuels 4.9%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	12,273,000	12,088,905
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,000,000	1,014,535
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (A)(B)(D)	5.754	11-01-66	9,000,000	7,425,000
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (A)(F)	6.625	02-15-28	8,550,000	8,122,500

4 JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 12.0%				$70,371,667

Banks 8.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (F)	5.875	03-15-28	2,500,000	2,581,250
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	7,809,000	8,072,554
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (F)	7.375	08-19-25	1,750,000	1,892,188
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (F)	6.000	07-06-23	3,750,000	3,787,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(F)	6.375	04-06-24	7,500,000	7,725,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(F)	6.500	03-23-28	8,500,000	8,648,750
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (F)	5.700	04-15-23	4,500,000	4,511,250
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(F)	7.500	06-27-24	8,000,000	8,400,000
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	3,175,000	3,456,781
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(F)	5.900	06-15-24	2,000,000	2,078,000

Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (C)(F)	7.250	09-12-25	3,150,000	3,274,425
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(F)	7.500	07-17-23	4,330,000	4,541,088

Consumer finance 0.8%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (F)	5.500	10-30-27	5,000,000	4,843,750

Insurance 1.1%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(F)	5.875	03-15-28	5,000,000	5,212,500
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%) (A)	5.700	09-15-48	1,300,000	1,346,631

Utilities 3.9%				22,684,595

Electric utilities 1.4%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76	4,500,000	4,841,415
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(F)	6.250	02-01-22	3,000,000	2,997,210

Multi-utilities 2.5%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(B)(F)	6.125	09-01-23	9,525,000	9,726,930
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	3,000,000	3,111,600
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (F)	5.650	06-15-23	2,000,000	2,007,440

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.4% (0.3% of Total investments)				$2,310,000
(Cost $2,310,000)

U.S. Government Agency 0.4%				2,166,000

Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	849,000	849,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	1,317,000	1,317,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III 5

	Par value^	Value
Repurchase agreement 0.0%		144,000

Repurchase Agreement with State Street Corp. dated 4-30-19 at 1.300% to be repurchased at $144,005 on 5-1-19, collateralized by $145,000 U.S. Treasury Notes, 2.625% due 7-15-21 (valued at $147,122, including interest)	144,000	144,000
Total investments (Cost $882,408,023) 152.4%		$890,629,932
Other assets and liabilities, net (52.4%)		(306,061,099)
Total net assets 100.0%		$584,568,833

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-19 was $603,619,992. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $221,499,043.
(B)	All or a portion of this security is on loan as of 4-30-19, and is a component of the fund’s leverage under the Credit Facility Agreement.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of total investments on 4-30-19:

United States	89.7%
United Kingdom	4.8%
Canada	2.4%
Netherlands	2.0%
Other countries	1.1%

TOTAL	100.0%

6 JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Jun 2019	$(83,275,302)	$(84,096,875)	$(821,573)
						$(821,573)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SWAPS

Interest rate swaps

									Unamortized
									upfront
						Fixed	Floating		payment	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments		payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	made	received		frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD LIBOR BBA	(a)	Semi-Annual	Quarterly	Oct 2022	—	$159,232	$159,232
									—	$159,232	$159,232

(a)	At 4-30-19, the 3 month LIBOR was 2.576%

Derivatives Currency Abbreviations

USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III 7

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	4-30-19	price	inputs	inputs
Investments in securities:
Assets
Preferred securities
Communication services	$61,011,014	$61,011,014	—	—
Consumer staples	11,812,500	—	$11,812,500	—
Energy	5,550,300	5,550,300	—	—
Financials	313,845,011	299,198,068	14,646,943	—
Industrials	13,235,250	13,235,250	—	—
Real estate	59,918,653	50,125,707	9,792,946	—
Utilities	253,751,190	240,366,938	13,384,252	—
Common stocks	27,217,949	27,217,949	—	—
Corporate bonds	141,978,065	—	141,978,065	—
Short-term investments	2,310,000	—	2,310,000	—

Total investments in securities	$890,629,932	$696,705,226	$193,924,706	—

Derivatives:
Assets
Swap contracts	$159,232	—	$159,232	—
Liabilities
Futures	(821,573)	$(821,573)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

8

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2019, the fund used futures contracts to manage against anticipated interest rate changes.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

P12Q3 04/19
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.	6/19